DEBT (Details 7) (USD $) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Aug. 04, 2013 Senior Secured Term Loan Facility	Feb. 03, 2013 Senior Secured Term Loan Facility	Feb. 03, 2013 Term Loan due 2017	Apr. 12, 2012 Term Loan due 2017	Apr. 12, 2012 Term Loan due 2017 Year Two	Apr. 12, 2012 Term Loan due 2017 Year Three	Feb. 03, 2013 Term Loan due 2017 Lower end	Apr. 12, 2012 Term Loan due 2017 Lower end	Feb. 03, 2013 Term Loan due 2017 Medium	Feb. 03, 2013 Term Loan due 2017 High end	Apr. 12, 2012 Term Loan due 2017 High end	Feb. 03, 2013 Term Loan due 2017 LIBOR	Feb. 03, 2013 Term Loan due 2017 Prime
Senior Credit Facility disclosures
Note issued, amount	$ 1,000			$ 1,000
Note issued, issue discount				30
Incremental loan, revolving or letter of credit facilities limit		$ 250
Reference rate												LIBOR	Prime
Interest rate floor												1.25%
Percentage added to reference rate												6.00%	5.00%
Duration of loan draw permitting quarterly payments of interest							6 months		9 months	12 months
Line of credit quarterly repayment percentage			0.25%
Optional prepayment price percentage					102.00%	101.00%
Mandatory principal prepayments from net proceeds from asset sales and insurance recovery, percentage				100.00%
Mandatory principal prepayment based on attainment of certain secured leverage ratio targets, target percentage								0.00%			50.00%
Mandatory redemption upon Change of Control				101.00%
Collateral pledged, percentage outstanding capital of any foreign subsidiary		65.00%